Employee Benefit Expenses (Details) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥) Individuals	Dec. 31, 2016 CNY (¥) Individuals	Dec. 31, 2015 CNY (¥) Individuals
Employee benefit expenses [abstract]
Wages and salaries		¥ 1,769,535	¥ 1,666,806	¥ 1,719,419
Social welfare costs		622,854	640,710	694,415
Share options granted to directors and employees		11,276	18,004	22,702
Others	[1]	349,331	162,014	159,110
Total employee benefit expense		2,752,996	¥ 2,487,534	¥ 2,595,646
Termination benefits accrued for employees accepted voluntary redundancy of a subsidiary of the company		¥ 154,081
Number of individuals with the highest emoluments disclosed | Individuals		5	5	5

[1]	For the year ended 31 December 2017, employee benefit expenses - others included the termination benefits accrued for employees accepted voluntary redundancy of a subsidiary of the Company amounting to RMB 154,081 thousands, which was paid subsequently in January 2018.